Document and Entity Information	0 Months Ended
Mar. 26, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 26, 2015
Registrant Name	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Central Index Key	0001547011
Amendment Flag	false
Document Creation Date	Mar. 25, 2015
Document Effective Date	Mar. 26, 2015
Prospectus Date	Jan. 01, 2015
American Funds College 2033 Fund SM | Class 529-A
Risk/Return:
Trading Symbol	CTLAX
American Funds College 2033 Fund SM | Class 529-B
Risk/Return:
Trading Symbol	CTLBX
American Funds College 2033 Fund SM | Class 529-C
Risk/Return:
Trading Symbol	CTLCX
American Funds College 2033 Fund SM | Class 529-E
Risk/Return:
Trading Symbol	CTLEX
American Funds College 2033 Fund SM | Class 529-F-1
Risk/Return:
Trading Symbol	CTLFX